Taxation - Exceptional tax (credits)/charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	$ 1,294	$ 1,163	[1],[2]	$ 1,398	[1],[2]
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	63	(154)		(69)
Disposal of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(1)	37		29
Supply Chain Agility Programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(15)	(27)		0
Various dispute and litigation matters
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(23)	0		0
US MAP
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	(68)		0
Distribution termination fee
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	(14)		0
Winding down Russian operations
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	0		4
Other items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	0		(4)
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	24	(226)		(40)
Shui Jing Fang brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(95)
Chase brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(19)
US ready to drink portfolio brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	$ (13)
McDowell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				(45)
Bell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				(24)
Guinness Cameroun SA
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		52
USL businesses
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		$ (11)
Sale of Picon brand
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				$ 29

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.